UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (53,126)	$ (95,842)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	193	13
Employee stock based compensation	34,370	88,271
Non-employee stock compensation	627
Forgiveness of Paycheck Protection Loan	(397)	(93)
Loss on the sale of property and equipment	152
Interest expense	5
Changes in assets and liabilities:
Prepaid expenses and other current assets	74	(187)
Other receivables	(32)	3
Accounts payable	1,161	16
Accrued expenses	569	96
Payroll tax liabilities	68	(562)
Capital lease liability	193
Net change in operating lease assets and liabilities	110
Advanced customer deposits	523
Deferred rent	(126)	(8)
Security deposits	(11)	(3)
Vendor deposits	(194)
Net cash used in operating activities	(15,841)	(8,296)
Cash flows from investing activities:
Purchases of property and equipment	(1,394)	(752)
Addition of intangible assets		(26)
Proceeds from sale of property and equipment	230
Net cash used in investing activities	(1,164)	(778)
Cash flows from financing activities
Proceeds from stock issuance	15,273	13,377
Proceeds from paycheck protection loan		397
Net cash provided by financing activities	15,273	13,774
Net (decrease) increase in cash	(1,732)	4,700
Cash, beginning of period	3,146	43
Cash, end of period	1,414	4,743
Cash paid for income taxes	5	5
Supplemental disclosures of non-cash activity:
Purchases on account related to property and equipment	193
Incremental expense on Class C to Class A stock exchange	$ 572	$ 186